Discontinued Operations and Disposals (Details) - Schedule of discontinued Operations - Imperial Car Supermarkets Limited [Member] - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations and Disposals (Details) - Schedule of discontinued Operations [Line Items]
Revenue	£ 158,384	£ 12,391	£ 27,194
Expenses	(325,779)	(29,098)	(30,315)
Loss from operations	(167,395)	(16,707)	(3,121)
Finance income	19	1
Finance expense	(4,019)	(1,053)	(688)
Loss on sale of discontinued operations	(14,509)
Impairment loss on remeasurement of the disposal group	(2,518)
Loss before tax from discontinued operations	(188,422)	(17,759)	(3,809)
Tax expense	2,660	3,542
Loss for the year from discontinued operations	£ (185,762)	£ (14,217)	£ (3,809)
Earnings per share:
Basic loss per ordinary share from discontinued operations (in Pounds per share)	£ (4.87)	£ (0.42)	£ (0.15)
Diluted loss per ordinary share from discontinued operations (in Pounds per share)	£ (4.87)	£ (0.42)	£ (0.15)
Net cash flows from/(used in) discontinued operations:
Operating	£ (79,232)	£ (122,646)	£ 23,581
Investing	(57,127)	(38,109)
Financing	(29,134)	29,110	(34,987)
Net cash outflow	£ (165,493)	£ (131,645)	£ (11,406)